Document And Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	Vince Holding Corp.
Entity Central Index Key	0001579157
Entity Emerging Growth Company	false
Entity File Number	001-36212
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-3264870
Entity Address, Address Line One	500 5th Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	323
Local Phone Number	421-5980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	VNCE
Security Exchange Name	NASDAQ